Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue		$ 1,279,185	$ 1,149,670	$ 943,747
Costs and expenses
Cost of revenue	[1],[2]	1,196,389	1,054,217	865,788
General and administrative expenses		100,714	86,610	77,048
Transaction expenses		31,236	3,277	0
Total costs and expenses		1,328,339	1,144,104	942,836
Income (loss) from operations		(49,154)	5,566	911
Other income (expense)
Interest expense		(6,417)	(3,417)	(1,419)
Interest income		1,326	151	127
Other (expense) income, net	[3]	(8,262)	289	736
Income (loss) before income taxes, equity loss in affiliate, and noncontrolling interest		(62,507)	2,589	355
Income tax expense (benefit)		384	0	460
Income (loss) before equity loss in affiliate and noncontrolling interest		(62,891)	2,589	(105)
Equity in loss of affiliate		(259)	0	0
Net income (loss) before noncontrolling interest		(63,150)	2,589	(105)
Net income attributable to noncontrolling interest		321	0	0
Net income (loss) before redeemable noncontrolling interest		(63,471)	2,589	(105)
Net income (loss) and noncontrolling interest attributable to Legacy AON Stockholders prior to the reverse recapitalization		(27,080)	2,589	(105)
Net income (loss) attributable to redeemable noncontrolling interest		(30,849)	0	0
Net loss attributable to Class A Common Stockholders, Diluted		(5,542)	0	0
Net loss attributable to Class A Common Stockholders, Basic		$ (5,542)	$ 0	$ 0
Loss per share of Class A Common Stock:
Basic (usd per share)		$ (1.36)	$ 0	$ 0
Diluted (usd per share)		$ (1.36)	$ 0	$ 0
Weighted average shares of Class A Common Stock Outstanding:
Basic (in shares)		6,685,515	0	0
Diluted (in shares)		6,685,515	0	0
Other comprehensive income (loss):
Unrealized gains (losses) on marketable securities		$ 510	$ (117)	$ 0
Other comprehensive gain (loss)		510	(117)	0
Comprehensive income (loss)		(62,961)	2,472	(105)
Other comprehensive income (loss) attributable to Legacy AON Stockholders		(26,901)	2,472	(105)
Other comprehensive loss attributable to redeemable noncontrolling interests		(30,580)	0	0
Total comprehensive loss attributable to Class A Common Stockholders		(5,480)	0	0
Patient service revenue, net
Revenue
Total revenue		1,265,719	1,137,932	938,242
Other revenue
Revenue
Total revenue		$ 13,466	$ 11,738	$ 5,505

[1]	Includes related party inventory expense of $1,056,343, $922,148, and $718,675 for the years ended December 31, 2023, 2022, and 2021, respectively.
[2]	Includes related party rent of $2,716, $2,643, and $2,319 for the years ended December 31, 2023, 2022, and 2021, respectively.
[3]	Includes non-cash expense of $8,376 related to the fair value adjustment of the Class A-1 & Class C derivative liability.